UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue New York, New York		10022
(Address of principal executive offices)		(Zip code)

BISYS Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-371-8300

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Needham Growth Fund

Schedule of Investments

September 30, 2005

(Unaudited)

	Shares	Value
Common Stock (91.3%)
Business Services (4.4%)
Affiliated Computer Services, Inc. - Class A *	45,000	$2,457,000
First Data Corp. (L)	75,000	3,000,000
Iron Mountain, Inc. (L)*	100,000	3,670,000
		9,127,000
Cable Television & Equipment (4.6%)
Comcast Corp. - Class A *†	130,000	3,819,400
Scientific-Atlanta, Inc.	150,000	5,626,500
		9,445,900
Computers - Integrated Systems (2.2%)
Kronos, Inc. *†	100,000	4,464,000
Computers - Storage (4.3%)
Datalink Corp. (PP) *	400,000	1,628,000
Datalink Corp. *	280,000	1,139,600
Komag, Inc. (L)*	20,000	639,200
Seagate Technology	340,000	5,389,000
		8,795,800
Contract Manufacturing & Materials (0.9%)
Merix Corp. (L)*	200,000	1,120,000
Pemstar, Inc. (L)*	640,000	697,600
		1,817,600
Electronic Components & Equipment (11.6%)
Actel Corp. *	125,000	1,807,500
Agere Systems, Inc. *†	200,000	2,082,000
Atmel Corp. (L)*	750,000	1,545,000
AXT, Inc. *†	367,202	528,771
CEVA, Inc. *	145,090	751,566
MEMC Electronic Materials, Inc. *	200,000	4,558,000
Newport Corp. (L)*	250,000	3,482,500
Orbotech Ltd. *	148,600	3,717,972
Parlex Corp. *	200,000	1,332,000
Planar Systems, Inc. *	300,000	2,466,000
Vishay Intertechnology, Inc. *†	150,000	1,792,500
		24,063,809
Enabling Technology (1.0%)
Dolby Laboratories, Inc. - Class A (L)*	125,000	2,000,000
Healthcare Services (2.6%)
HCA, Inc.	50,000	2,396,000
Phase Forward, Inc. *	265,250	2,899,183
		5,295,183
Insurance (0.3%)
American International Group, Inc.	10,000	619,600
Lasers - Systems & Components (0.2%)
Electro Scientific Industries, Inc. (L)*	20,000	447,200
Manufacturing & Industrial Equipment (6.8%)
Ceradyne, Inc. (L) *	240,000	8,803,200
Intevac, Inc. *	146,275	1,508,095
Southwall Technologies, Inc. *	728,000	633,360
Sypris Solutions, Inc.	300,000	3,222,000
		14,166,655

1

Medical Devices & Supplies (7.8%)
Analogic Corp. (L)	80,000	4,032,800
CONMED Corp. (L)*	100,000	2,788,000
Thermo Electron Corp. *†	180,000	5,562,000
Viasys Healthcare, Inc. *†	150,000	3,748,500
		16,131,300
Oil & Gas - Exploration & Production (12.1%)
Chesapeake Energy Corp. (L)	270,000	10,327,500
GlobalSantaFe Corp.	140,000	6,386,800
Talisman Energy, Inc.	175,000	8,547,000
		25,261,300
Pharmaceuticals & Biotechnology (4.6%)
Johnson & Johnson	75,000	4,746,000
Merck & Co., Inc.	50,000	1,360,500
Schering-Plough Corp. (L)	162,000	3,410,100
		9,516,600
Semiconductors (9.9%)
Advanced Analogic Technologies, Inc. *	9,500	106,305
Brooks Automation, Inc. (L)*	213,400	2,844,622
FSI International, Inc. (PP) *	150,000	631,500
FSI International, Inc. *	331,000	1,393,510
Helix Technology Corp. (L)	175,341	2,586,280
Ikanos Communications, Inc. (L)*	21,000	258,090
MKS Instruments, Inc. *	134,100	2,310,543
National Semiconductor Corp.	300,000	7,889,999
Standard Microsystems Corp. (L)*	84,649	2,531,852
		20,552,701
Software (4.2%)
Aspen Technology, Inc. (L)*	300,000	1,875,000
Hyperion Solutions Corp. *	85,000	4,135,250
Phoenix Technologies Ltd. (L)*	290,000	2,183,700
Unica Corp. *	42,165	462,972
		8,656,922
Specialty Retailing & Manufacturing (1.7%)
CarMax, Inc. (L)*	75,000	2,345,250
Pacific Sunwear of California, Inc. (L) *	50,000	1,072,000
		3,417,250
Telecommunication Services & Equipment (0.9%)
Eschelon Telecom, Inc. *	147,490	1,839,200
Wireless Communications & Equipment (11.2%)
Anaren, Inc. *†	210,000	2,961,000
EMS Technologies, Inc. *	176,900	2,895,853
Motorola, Inc.	550,000	12,149,500
Powerwave Technologies, Inc. *	46,058	598,293
REMEC, Inc.	133,800	165,912
ViaSat, Inc. (L)*	169,000	4,334,850
		23,105,408
Total Common Stock (Cost $131,650,078)		188,723,428

Convertible Preferred Stock (0.0%)
Cable Television & Equipment (0.0%)
Adelphia Communications Corp., 7.50%, 11/15/49, Series E**†	182,000	9,100
Total Convertible Preferred Stock (Cost $2,554,580)		9,100

2

Investment Trusts (2.4%)
H&Q Healthcare Investors (L)	160,560	2,992,839
H&Q Life Sciences Investors (L)	123,038	2,073,190
Total Investment Trusts (Cost $4,722,468)		5,066,029

Convertible Bonds (4.1%)
Telecommunication Services & Equipment (4.1%)
Lucent Technologies, Inc., 8.00%, 8/1/31 †	5,500,000	5,706,250
Nortel Networks Corp., 4.25%, 9/1/08 †	3,000,000	2,838,750
Total Convertible Bonds (Cost $8,342,999)		8,545,000

Warrants (0.0%)
Computers - Storage (0.0%)
Datalink Corp., Expiring May 07, Strike Price $4.50 *	68,000	66,160
Total Warrants (Cost $35,360)		66,160

Repurchase Agreements (12.9%)
Bear Stearns Companies, Inc., 3.25%, 10/3/05 (Purchased on 9/30/05, proceeds at maturity $4,065,774, collateralized by a U.S. Treasury Obligation, 2/15/15, value $4,184,051)	4,064,673	4,064,673
Bear Stearns Companies, Inc., 3.875%, 10/3/05 (Purchased on 9/30/05, proceeds at maturity $17,003,269, collateralized by U.S. Treasury Obligation, 2/15/15, value $17,493,632) (Held as Collateral for Securities Lending)	16,997,780	16,997,780
Bear Stearns Companies, Inc., 1.9375%, 10/3/05 (Purchased on 9/30/05, proceeds at maturity $5,616,761, collateralized by a U.S. Treasury Obligation, 2/15/15, value $5,781,597) (Held as Collateral for Securities Lending)	5,615,854	5,615,854

Total Repurchase Agreements (Cost $26,678,307)		26,678,307

Total Investments (Cost $173,983,792) (a) - 110.7%		229,088,024
Total Securities Sold Short – (-7.5%)		(15,484,949)
Liabilities in excess of other assets - (-3.2%)		(6,757,799)
NET ASSETS - 100.0%		$206,845,276

(a)        Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $238,972 due to wash sales. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$73,942,845
Unrealized depreciation	(19,077,585)

Net unrealized appreciation	$54,865,260

*    Represents non-income producing securities.

** Represent defaulted securities.

†  Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(L)  All or a portion of security is on loan as of September 30, 2005.

(PP)  Private placement. Securities are exempt from registration under Rule 144 of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.  At September 30, 2005, the aggregate value of Rule 144 securities amounted to $2,259,500 which represents approximately 1.1% of net assets as of that date.

3

Needham Growth Fund

Schedule of Securities Sold Short

September 30, 2005

(Unaudited)

	Shares	Value
Securities Sold Short (-7.5%)
Financial Services (-1.7%)
Bankrate, Inc. *	41,800	$1,146,574
Lehman Brothers Holdings, Inc.	20,000	2,329,600
		3,476,174
Identification Systems and Devices (-0.3%)
Cogent, Inc. *	30,000	712,500
Networking Products (-2.1%)
Juniper Networks, Inc. *	185,000	4,401,150
Pharmaceuticals & Biotechnology (-0.5%)
Myogen, Inc. *	40,000	940,000
Recreational Vehicles (-0.5%)
Polaris Industries, Inc.	20,000	991,000
Semiconductors (-1.1%)
FormFactor, Inc. *	45,000	1,026,900
Marvell Technology Group Ltd. *	25,000	1,152,750
		2,179,650
Software (-0.3%)
ANSYS, Inc. *	17,500	673,575
Telecommunication Services & Equipment (-1.0%)
Comtech Telecommunications Corp. *	30,000	1,244,100
Essex Corp. *	40,000	866,800
		2,110,900
Total Securities Sold Short (Proceeds $12,253,432)		15,484,949

Total Securities Sold Short – (-7.5%)		(15,484,949)
Total Investments – 110.7%		229,088,024
Liabilities in excess of other assets – (-3.2%)		(6,757,799)
NET ASSETS - 100.0%		$206,845,276

*     Represents non-income producing securities.

1

Needham Aggressive Growth Fund

Schedule of Investments

September 30, 2005

(Unaudited)

	Shares	Value
Common Stock (93.2%)
Business Services (21.0%)
Affiliated Computer Services, Inc. - Class A *	8,000	$436,800
Alliance Data Systems Corp. *	12,500	489,375
ChoicePoint, Inc. *	10,000	431,700
Digitas, Inc. *	30,000	340,800
Euronet Worldwide, Inc. *	10,000	295,900
First Data Corp. (L)	7,500	300,000
Getty Images, Inc. *	6,000	516,239
Iron Mountain, Inc. *	12,500	458,750
Portfolio Recovery Associates, Inc. (L)*	10,000	431,800
		3,701,364
Cable Television & Equipment (3.6%)
Comcast Corp. - Special Class A *	9,000	259,020
Scientific-Atlanta, Inc.	10,000	375,100
		634,120
Computers - Integrated Systems (1.9%)
Kronos, Inc. (L)*	7,500	334,800
Computers - Storage (0.6%)
Datalink Corp. (PP) *	25,000	101,750
Electronic Components & Equipment (4.9%)
MEMC Electronic Materials, Inc. *	25,000	569,750
Orbotech Ltd. *†	12,000	300,240
		869,990
Enabling Technology (5.5%)
Dolby Laboratories, Inc. - Class A (L)*	30,000	480,000
NAVTEQ Corp. *	10,000	499,500
		979,500
Financial Services (1.4%)
TNS, Inc. (L)*	10,000	242,500
Healthcare Services (10.7%)
Community Health Systems, Inc. (L)*	15,000	582,150
Express Scripts, Inc. (L)*	12,000	746,400
Phase Forward, Inc. *	25,000	273,250
United Surgical Partners International, Inc. *	7,500	293,325
		1,895,125
Manufacturing & Industrial Equipment (4.8%)
Precision Castparts Corp.	16,000	849,600
Medical Devices & Supplies (7.1%)
Animas Corp. (L)*	22,500	353,250
Foxhollow Technologies, Inc. (L)*	7,500	357,075
Kyphon, Inc. *	12,500	549,250
		1,259,575
Oil & Gas - Exploration & Production (2.3%)
XTO Energy, Inc. (L)	9,166	415,403
Pharmaceuticals & Biotechnology (4.4%)
Gilead Sciences, Inc. *	10,000	487,600
Sepracor, Inc. (L)*	5,000	294,950
		782,550

1

Semiconductors (4.8%)
Advanced Analogic Technologies, Inc. *	7,450	83,366
FSI International, Inc. *	35,000	147,350
Helix Technology Corp. (L)	20,000	295,000
Ikanos Communications, Inc. (L)*	1,800	22,122
Tessera Technologies, Inc. *	10,000	299,100
		846,938
Software (10.9%)
Avid Technology, Inc. *	3,500	144,900
Hyperion Solutions Corp. *	10,000	486,500
Plumtree Software, Inc. *	75,000	409,500
RightNow Technologies, Inc. (L)*	20,300	298,816
TIBCO Software, Inc. *	40,000	334,400
WebEx Communications, Inc. *†	10,000	245,100
		1,919,216
Specialty Retailing & Manufacturing (6.9%)
CarMax, Inc. *	10,000	312,700
Pacific Sunwear of California, Inc. (L)*	10,000	214,400
PETCO Animal Supplies, Inc. *	12,000	253,920
Urban Outfitters, Inc. (L)*†	15,000	441,000
		1,222,020
Wireless Communications & Equipment (2.4%)
EMS Technologies, Inc. *	10,000	163,700
ViaSat, Inc. *	10,000	256,500
		420,200
Total Common Stock (Cost $11,812,570)		16,474,651

Warrants (0.0%)
Computers - Storage (0.0%)
Datalink Corp., Expiring May 07, Strike Price $4.50 *	4,000	3,892
Total Warrants (Cost $2,080)		3,892

Repurchase Agreements (24.9%)
Bear Stearns Companies, Inc., 3.25%, 10/3/05 (Purchased on 9/30/05, proceeds at maturity $1,082,094, collateralized by a U.S. Treasury Obligations, 2/15/15-5/15/18, value $1,115,097)	1,081,801	1,081,801
Bear Stearns Companies, Inc., 3.875%, 10/3/05 (Purchased on 9/30/05, proceeds at maturity $2,004,234, collateralized by U.S. Treasury Obligation, 5/15/18, value $2,064,201) (Held as Collateral for Securities Lending)	2,003,588	2,003,588
Bear Stearns Companies, Inc., 1.9375%, 10/3/05 (Purchased on 9/30/05, proceeds at maturity $1,325,582, collateralized by a U.S. Treasury Obligation, 2/15/15, value $1,366,018) (Held as Collateral for Securities Lending)	1,325,368	1,325,368
Total Repurchase Agreements (Cost $4,410,757)		4,410,757

Total Investments (Cost $16,225,407) (a) - 118.1%		20,889,300
Total Securities Sold Short – (-1.9%)		(335,232)
Liabilities in excess of other assets - (-16.2%)		(2,863,473)
NET ASSETS - 100.0%		$17,690,595

2

(a)        Represents cost for financial reporting purposes and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,884,209
Unrealized depreciation	(220,316)

Net unrealized appreciation	$4,663,893

*     Represents non-income producing securities.

†   Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(L)  All or a portion of security is on loan as of September 30, 2005.

(PP)  Private placement. Securities are exempt from registration under Rule 144 of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.  At September 30, 2005, the aggregate value of Rule 144 securities amounted to $101,750 which represents 0.6% of net assets as of that date.

3

Needham Aggressive Growth Fund

Schedule of Securities Sold Short

September 30, 2005

(Unaudited)

	Shares	Value
Securities Sold Short (-1.9%)
Financial Services (-0.7%)
Bankrate, Inc. *	4,550	$124,807
Identification Systems and Devices (-0.3%)
Cogent, Inc. *	2,500	59,375
Pharmaceuticals & Biotechnology (-0.6%)
Myogen, Inc. *	4,000	94,000
Semiconductors (-0.3%)
FormFactor, Inc. *	2,500	57,050
Total Securities Sold Short (Proceeds $342,269)		335,232

Total Securities Sold Short – (-1.9%)		(335,232)
Total Investments – 118.1%		20,889,300
Liabilities in excess of other assets - (-16.2%)		(2,863,473)
NET ASSETS - 100.0%		$17,690,595

*      Represents non-income producing securities.

1

Needham Small Cap Growth Fund

Schedule of Investments

September 30, 2005

(Unaudited)

	Shares	Value
Common Stock (97.4%)
Aerospace & Satellite (4.4%)
Innovative Solutions and Support, Inc. (L)*	33,500	$520,255
Integral Systems, Inc. (L)	22,000	454,080
		974,335
Business Services (12.9%)
Copart, Inc. *†	13,000	310,310
Corporate Executive Board Co. (L)	5,000	389,900
Digitas, Inc. *	30,000	340,800
Euronet Worldwide, Inc. *	10,000	295,900
FactSet Research Systems, Inc.	17,000	599,080
Mobile Mini, Inc. *	15,000	650,250
SRA International, Inc. - Class A (L)*	7,000	248,360
		2,834,600
Computers - Integrated Systems (2.0%)
MICROS Systems, Inc. *	10,000	437,500
Computers - Storage (1.1%)
Datalink Corp. *	57,000	231,990
Contract Manufacturing & Materials (0.1%)
Pemstar, Inc. *	20,000	21,800
Day Care Services (7.4%)
Bright Horizons Family Solutions, Inc. *	40,000	1,536,000
Learning Care Group, Inc. (L)*	10,000	59,000
		1,595,000
Defense (2.4%)
ARGON ST, Inc. *†	18,000	528,120
Electronic Components & Equipment (2.2%)
FARO Technologies, Inc. (L)*	25,000	487,250
Enabling Technology (3.2%)
Dolby Laboratories, Inc. - Class A *	20,000	320,000
NAVTEQ Corp. *	7,500	374,625
		694,625
Entertainment & Leisure (1.4%)
Penn National Gaming, Inc. *†	10,000	311,100
Financial Services (3.5%)
Asset Acceptance Capital Corp. *	10,000	299,700
First Republic Bank	6,000	211,380
The First Marblehead Corp.	10,000	254,000
		765,080
Healthcare Services (9.7%)
Advisory Board Co. *	23,000	1,196,920
DataTRAK International, Inc. (L)*	14,850	166,469
HealthExtras, Inc. *	17,000	363,460
Phase Forward, Inc. *	36,740	401,568
		2,128,417
Insurance (3.6%)
Philadelphia Consolidated Holding Corp. (L)*	3,500	297,150
Universal American Financial Corp. *	8,500	193,290

W.R. Berkley Corp.	7,500	296,100
		786,540
Manufacturing & Industrial Equipment (9.7%)
Actuant Corp. - Class A (L)	15,000	702,000
Briggs & Stratton Corp.	10,000	345,900
Ceradyne, Inc. *	20,000	733,600
Intevac, Inc. *	14,875	153,361
Sypris Solutions, Inc.	17,000	182,580
		2,117,441
Marketing Services (2.7%)
aQuantive, Inc. (L)*	16,000	322,080
SITEL Corp. (L)*	100,000	280,000
		602,080
Medical Devices & Supplies (10.6%)
Animas Corp. (L)*	24,000	376,800
Atrion Corp.	6,000	390,000
Cantel Medical Corp. (L)*	25,000	526,000
Foxhollow Technologies, Inc. (L)*	5,000	238,050
Immucor, Inc. *	17,500	480,200
IRIS International, Inc. (L)*	17,500	322,700
		2,333,750
Oil & Gas - Equipment & Services (2.2%)
Superior Energy Services, Inc. *†	21,000	484,890
Oil & Gas - Exploration & Production (4.8%)
Encore Acquisition Co. *	16,000	621,600
Grey Wolf, Inc. *	50,000	421,500
		1,043,100
Pharmaceuticals & Biotechnology (2.6%)
First Horizon Pharmaceutical Corp. (L)*	15,000	298,050
Martek Biosciences Corp. (L)*	7,500	263,475
		561,525
Semiconductors (4.7%)
FSI International, Inc. *	44,568	187,631
Ikanos Communications, Inc. (L)*	2,200	27,038
MKS Instruments, Inc. *	25,000	430,750
Standard Microsystems Corp. (L)*	7,500	224,325
Therma-Wave, Inc. (PP) *	90,000	161,100
		1,030,844
Transportation (2.7%)
Genesee & Wyoming, Inc. - Class A *	19,000	602,300
Wireless Communications & Equipment (3.5%)
NovAtel, Inc. (L)*	10,000	263,400
ViaSat, Inc. *	20,000	513,000
		776,400
Total Common Stock (Cost $16,038,058)		21,348,687

Repurchase Agreements (20.8%)
Bear Stearns Companies, Inc., 3.25%, 10/3/05 (Purchased on 9/30/05, proceeds at maturity $1,017,738, collateralized by a U.S. Treasury Obligation, 5/15/18, value $1,047,589)	1,017,463	1,017,463
Bear Stearns Companies, Inc., 3.875%, 10/3/05 (Purchased on 9/30/05, proceeds at maturity $3,124,152, collateralized by U.S. Treasury Obligation, 5/15/18, value $3,215,986) (Held as Collateral for Securities Lending)	3,123,143	3,123,143
Bear Stearns Companies, Inc., 1.9375%, 10/3/05 (Purchased on 9/30/05, proceeds at maturity $424,937, collateralized by a U.S. Treasury Obligation, 5/15/18, value $439,312) (Held as Collateral for Securities Lending)	424,868	424,868

Total Repurchase Agreements (Cost $4,474,323)	4,565,474

Total Investments (Cost $20,512,382) (a) - 118.2%	25,914,161
Total Securities Sold Short – (-3.3%)	(726,051)
Liabilities in excess of other assets - (-14.9%)%	(3,266,128)
NET ASSETS - 100.0%	$21,921,982

(a)        Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $123,278 due to wash sales. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,569,577
Unrealized depreciation	(382,227)

Net unrealized appreciation	$5,187,350

*    Represents non-income producing securities.

†   Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(L)  All or a portion of security is on loan as of September 30, 2005.

(PP)  Private placement. Securities are exempt from registration under Rule 144 of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.  At September 30, 2005, the aggregate value of Rule 144 securities amounted to $161,100 which represents approximately 0.7% of net assets as of that date.

Needham Small Cap Growth Fund

Schedule of Securities Sold Short

September 30, 2005

(Unaudited)

	Shares	Value
Securities Sold Short (-3.3%)
Computers - Integrated Systems (-0.5%)
Radiant Systems, Inc. *	10,000	$103,200
Financial Services (-0.5%)
Bankrate, Inc. *	4,200	115,206
Identification Systems and Devices (-0.3%)
Cogent, Inc. *	2,500	59,375
Pharmaceuticals & Biotechnology (-0.3%)
Myogen, Inc. *	2,500	58,750
Semiconductors (-0.4%)
FormFactor, Inc. *	2,000	45,640
Marvell Technology Group Ltd. *	1,000	46,110
		91,750
Telecommunication Services & Equipment (-1.3%)
Comtech Telecommunications Corp. *	3,000	124,410
Essex Corp. *	8,000	173,360
		297,770
Total Securities Sold Short (Proceeds $737,962)		726,051

Total Securities Sold Short – (-3.3%)		(726,051)
Total Investments - 118.2%		25,914,161
Liabilities in excess of other assets - (-14.9%)		(3,266,128)
NET ASSETS - 100.0%		$21,921,982

*      Represents non-income producing securities.

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Security Valuation Note

Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the Nasdaq Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Directors. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board of Directors.

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Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)*	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	November 29, 2005

By (Signature and Title)*	/s/ Glen W. Albanese
Glen W. Albanese, Treasurer and Secretary (Principal Financial Officer)

Date	November 29, 2005

* Print the name and title of each signing officer under his or her signature.